Allowance for Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Loan	Dec. 31, 2013 Loan
Loans by class modified as troubled debt restructurings
Number of Loans	9	5
Pre-Modification Outstanding Recorded Investment	$ 6,127	$ 1,927
Post-Modification Outstanding Recorded Investment	6,529	1,971
Commercial: Real Estate [Member]
Loans by class modified as troubled debt restructurings
Number of Loans	3	3
Pre-Modification Outstanding Recorded Investment	2,106	1,884
Post-Modification Outstanding Recorded Investment	2,106	1,882
Commercial: Five or more family [Member]
Loans by class modified as troubled debt restructurings
Number of Loans	2	0
Pre-Modification Outstanding Recorded Investment	3,507	0
Post-Modification Outstanding Recorded Investment	3,750	0
Mortgage [Member]
Loans by class modified as troubled debt restructurings
Number of Loans	4	2
Pre-Modification Outstanding Recorded Investment	514	43
Post-Modification Outstanding Recorded Investment	$ 673	$ 89